PROPERTY, EQUIPMENT AND RIGHT OF USE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
Property Equipment And Right Of Use Assets Net
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT NET
	Computers and electronic equipment	Machines and manufacturing equipment	Furniture and equipment	Vehicles	ERP system	Leasehold improvements	Right of use asset	Total
Cost:
As of January 1, 2025	$466	$2,228	$366	$889	213	$398	$1,430	$5,990
Additions	30	77	27	132	51	135	2,381	2,833
Discontinued operation	(436)	-	(186)	(774)	-	(63)	(391)	(1,850)
Translation adjustments	43	327	44	53	34	64	193	758
As of December 31, 2025	$103	$2,632	$251	$300	298	$534	$3,613	$7,731

Accumulated depreciation:
As of January 1, 2025	$369	$1,750	$306	$505	$116	$367	$1,032	$4,445
Additions	30	110	5	48	62	4	556	815
Discontinued operation	(357)	-	(158)	(473)	-	(56)	(348)	(1,392)
Translation adjustments	30	262	32	7	17	54	(95)	307
As of December 31, 2025	$72	$2,122	$185	$87	$195	$369	$1,145	$4,175

Net Book Value:
As of December 31, 2025	$31	$510	$66	$213	103	$165	$2,468	$3,556

	Computers and electronic equipment	Machines and manufacturing equipment	Furniture and equipment	Vehicles	ERP system	Leasehold improvements	Right of use asset	Total
Cost:
As of January 1, 2024	$462	$2,152	$362	$868	$206	$394	$1,144	$5,588
Additions	11	100	4	24	-	-	283	422

Translation adjustments	(7)	(24)	-	(3)	7	4	3	(20)
As of December 31, 2024	$466	$2,228	$366	$889	213	$398	$1,430	$5,990

Accumulated depreciation:
As of January 1, 2024	$326	$1,678	$287	$412	$53	$359	$612	$3,727
Additions	50	94	13	92	55	5	417	726
Translation adjustments	(7)	(22)	6	1	8	3	3	(8)
As of December 31, 2024	$369	$1,750	$306	$505	$116	$367	$1,032	$4,445

Net Book Value:
As of December 31, 2024	$97	$478	$60	$384	97	$31	$398	$1,545